Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS
Cash and cash equivalents	$ 359,824	$ 953,867
Prepaid expenses and other current assets	41,756	74,189
Total Current Assets	401,580	1,028,056
PropertyPlantAndEquipmentNet	88,751	97,568
OTHER ASSETS
Intangible assets - net	431,104	346,009
TOTAL ASSETS	921,435	1,471,633
CURRENT LIABILITIES
Accounts payable	139,833	56,459
Accounts payable - related party	22,628	9,760
Accrued expenses	75,965	49,793
TOTAL LIABILITIES	238,426	116,012
STOCKHOLDERS' EQUITY
Preferred stock, $0.001 par value, 1,000,000 authorized. No shares issued or outstanding.
Common stock $0.001 par value, 100,000,000 authorized, 45,337,092 and 43,966,042 issued and outstanding at December 31, 2011 and December 31, 2010	45,337	43,966
Additional paid-in-capital	24,513,000	21,704,361
Accumulated deficit	(15,827)	(15,827)
Deficit accumulated during development stage	(23,859,501)	(20,376,879)
TOTAL STOCKHOLDERS EQUITY	683,009	1,355,621
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 921,435	$ 1,471,633